Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Operating Segment	The Company evaluates the performance of each operating segment based on The following tables present the Company’s segment information for the years ended December 31, 2024, 2023, and 2022:factors of which the primary financial measures are operating segment revenue, net gain (loss) and assets as shown in the table below.
	For the years ended December 31,
	2024	2023	2022
Revenue
— Hong Kong Trading	$7,282,272	$5,461,367	$7,438,145
— PRC Manufacturing	38,102,258	46,155,510	42,521,598
Elimination of internal transaction	(521,100)	(188,823)	(108,609)
Total Revenue	$44,863,430	$51,428,054	$49,851,134

Cost of sales
— Hong Kong Trading	$5,655,693	$4,341,978	$6,068,362
— PRC Manufacturing	28,323,614	36,418,495	33,607,780
Elimination of internal transaction	(521,100)	(227,396)	(110,336)
Total Cost of sales	$33,458,207	$40,533,077	$39,565,806
	For the years ended December 31,
	2024	2023	2022
Gross Profit
— Hong Kong Trading	$1,626,579	1,119,389	$1,369,783
— PRC Manufacturing	9,778,644	9,737,015	8,913,818
Elimination of internal transaction	-	38,573	1,727
Total Gross Profit	$11,405,223	10,894,977	$10,285,328

Selling Expenses
— Hong Kong Trading	$417,823	190,198	$257,843
— PRC Manufacturing	5,924,928	2,519,178	1,860,209
Total Selling expense	$6,342,751	2,709,376	$2,118,052

General and Administrative Expenses
— Hong Kong Trading	$2,268,421	1,756,780	$1,487,299
— PRC Manufacturing	954,538	1,193,408	1,309,104
Total General and Administrative expense	$3,222,959	2,950,188	$2,796,403

	For the years ended December 31,
	2024	2023	2022
Segment net income (loss):
— Hong Kong Trading	$5,059,493	$2,780,297	$(188,151)
— PRC Manufacturing	1,379,362	3,995,034	3,597,790
Elimination of internal transaction	(6,799,871)	(3,742,754)	(342,349)
Total Segment net income (loss)	$(361,016)	$3,032,577	$3,067,290

Segment assets
— Hong Kong Trading	$17,112,819	$15,852,788	$13,803,190
— PRC Manufacturing	36,286,620	44,968,801	38,526,009
Elimination of internal transaction	(14,093,614)	(14,124,471)	(12,695,986)
Total Segment assets	$39,305,825	$46,697,118	$39,633,213